Summary of Significant Accounting Policies - Schedule of Assets and Liabilities Measured on Recurring and Nonrecurring Basis (Q2) (Details) - Fair Value, Measurements, Recurring [Member] - USD ($)
$ in Thousands
		Dec. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Assets, fair value			$ 87
Derivative Liabilities				$ 1,964
Fair Value, Inputs, Level 1 [Member]
Assets, fair value
Derivative Liabilities
Fair Value, Inputs, Level 2 [Member]
Assets, fair value
Derivative Liabilities
Fair Value, Inputs, Level 3 [Member]
Assets, fair value			87
Derivative Liabilities				1,964
Certificates of Deposit [Member]
Assets, fair value		$ 50	50	50
Certificates of Deposit [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, fair value
Certificates of Deposit [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, fair value	[1]	50	50	50
Certificates of Deposit [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, fair value
Money Market Funds [Member]
Assets, fair value		288	369	4,345
Money Market Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, fair value	[2]	288	369	4,345
Money Market Funds [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, fair value
Money Market Funds [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, fair value
Senior Secured Debenture At Fair Value [Member]
Assets, fair value		18,707
Senior Secured Debenture At Fair Value [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, fair value
Senior Secured Debenture At Fair Value [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, fair value
Senior Secured Debenture At Fair Value [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, fair value		18,707
Derivative Liabilities [Member]
Derivative Liabilities		6,284	87
Derivative Liabilities [Member] | Fair Value, Inputs, Level 1 [Member]
Derivative Liabilities
Derivative Liabilities [Member] | Fair Value, Inputs, Level 2 [Member]
Derivative Liabilities
Derivative Liabilities [Member] | Fair Value, Inputs, Level 3 [Member]
Derivative Liabilities		$ 6,284	$ 87

[1]	Amount included in current assets on the Company's consolidated balance sheets.
[2]	Amount included in cash and cash equivalents on the Company's consolidated balance sheets.